ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Company's subsidiaries and consolidated VIEs

	Date of	Place of	Percentage
	incorporation/	incorporation/	of legal
	establishment	establishment	ownership	Principal activities
Wholly owned subsidiaries

Yiren Digital Hong Kong Limited (“Yiren Digital HK”)	October 8, 2014	Hong Kong	100%	Investment holding

Hengye	January 8, 2015	PRC	100%	Provision of consultancy information
				technology support

Hengyuda	March 21, 2016	PRC	100%	Provision of services relating to IT, system
				maintenance and customer support
Yiren Information	August 10, 2017	PRC	100%	Provision of borrower acquisition and referral
				services to institutional funding providers
Puhui	March 3, 2011	PRC	100%	Provision of borrower acquisition and borrowers
				related customer maintenance services

Variable interest entities

Hengcheng	September 15, 2014	PRC		Services for online marketplace connecting
				borrowers and investors

Yiren Wealth Management	October 13, 2016	PRC		Wealth management consulting service

Tianjin Linyang Information Technology Co., Ltd. (“Linyang”)	July 26, 2019	PRC		Investment holding